Real Estate Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (92.8%)
Data Center REITs (10.7%)
	Equinix Inc.	72,501	71,068
	Digital Realty Trust Inc.	253,644	45,709
			116,777
Diversified REITs (1.9%)
	WP Carey Inc.	161,820	10,997
	Essential Properties Realty Trust Inc.	146,316	4,442
	Broadstone Net Lease Inc.	139,874	2,556
	Global Net Lease Inc.	145,571	1,363
	American Assets Trust Inc.	36,087	664
	CTO Realty Growth Inc.	23,968	443
	Gladstone Commercial Corp.	35,826	410
	AH Realty Trust Inc.	59,121	325
			21,200
Health Care REITs (16.5%)
	Welltower Inc.	506,786	100,197
	Ventas Inc.	346,845	28,365
	Omega Healthcare Investors Inc.	218,232	9,563
	Healthpeak Properties Inc.	513,199	8,432
	American Healthcare REIT Inc.	130,991	6,177
	CareTrust REIT Inc.	164,894	6,043
	Alexandria Real Estate Equities Inc.	114,881	5,333
	Healthcare Realty Trust Inc. Class A	246,717	4,192
	Sabra Health Care REIT Inc.	184,165	3,541
	National Health Investors Inc.	35,191	2,846
[1]	Medical Properties Trust Inc.	377,196	1,746
	LTC Properties Inc.	35,129	1,305
	Sila Realty Trust Inc.	40,662	963
	Diversified Healthcare Trust	125,049	830
	Universal Health Realty Income Trust	9,774	396
	Community Healthcare Trust Inc.	20,898	332
	Chiron Real Estate Inc.	9,389	311
			180,572
Hotel & Resort REITs (2.2%)
	Host Hotels & Resorts Inc.	507,807	9,730
	Ryman Hospitality Properties Inc.	44,197	4,078
	Apple Hospitality REIT Inc.	165,803	1,908
	Park Hotels & Resorts Inc.	147,468	1,553
	DiamondRock Hospitality Co.	150,270	1,408
	Sunstone Hotel Investors Inc.	133,077	1,199
	Pebblebrook Hotel Trust	83,796	1,058
	Xenia Hotels & Resorts Inc.	69,933	1,037
	RLJ Lodging Trust	100,347	745
	Summit Hotel Properties Inc.	80,238	355
	Chatham Lodging Trust	34,086	268
	Service Properties Trust	119,039	161
			23,500
Industrial REITs (11.5%)
	Prologis Inc.	685,876	90,659
	EastGroup Properties Inc.	39,389	7,291
	First Industrial Realty Trust Inc.	97,777	5,656
	Rexford Industrial Realty Inc.	171,925	5,627
	STAG Industrial Inc.	137,886	4,972
	Terreno Realty Corp.	76,350	4,690
	Americold Realty Trust Inc.	210,156	2,408
	LXP Industrial Trust	43,786	2,026
	Lineage Inc.	50,526	1,655
	Innovative Industrial Properties Inc.	20,674	1,037
	One Liberty Properties Inc.	11,917	256
			126,277

		Shares	Market Value ($000)
Multi-Family Residential REITs (6.9%)
	AvalonBay Communities Inc.	104,553	17,079
	Equity Residential	266,900	15,787
	Essex Property Trust Inc.	47,554	11,508
	Mid-America Apartment Communities Inc.	86,451	10,557
	UDR Inc.	231,817	7,831
	Camden Property Trust	78,561	7,672
	Independence Realty Trust Inc.	176,743	2,632
	Veris Residential Inc.	62,031	1,170
	Centerspace	12,321	708
	Apartment Investment & Management Co. Class A	100,527	409
	NexPoint Residential Trust Inc.	15,904	398
			75,751
Office REITs (2.3%)
	BXP Inc.	111,168	5,770
	Vornado Realty Trust	120,634	3,135
	Cousins Properties Inc.	124,145	2,802
	COPT Defense Properties	83,687	2,561
	Kilroy Realty Corp.	83,097	2,344
	SL Green Realty Corp.	52,399	1,936
	Highwoods Properties Inc.	81,075	1,736
	Douglas Emmett Inc.	123,532	1,164
	Easterly Government Properties Inc. Class A	32,309	692
	JBG SMITH Properties	43,659	638
*	Piedmont Realty Trust Inc.	91,843	603
	Peakstone Realty Trust	27,141	567
	Empire State Realty Trust Inc. Class A	106,448	554
	Brandywine Realty Trust	127,689	346
*	Hudson Pacific Properties Inc.	40,008	236
			25,084
Other Specialized REITs (6.5%)
	Iron Mountain Inc.	218,266	22,294
	VICI Properties Inc. Class A	733,491	20,039
	Gaming & Leisure Properties Inc.	208,980	9,272
	Lamar Advertising Co. Class A	64,137	8,123
	Millrose Properties Inc.	113,932	3,190
	Outfront Media Inc.	111,238	2,948
	EPR Properties	56,277	2,812
	Four Corners Property Trust Inc.	78,267	1,851
	Safehold Inc.	34,398	465
	Farmland Partners Inc.	30,421	342
	Gladstone Land Corp.	26,192	267
			71,603
Retail REITs (14.5%)
	Simon Property Group Inc.	241,054	44,964
	Realty Income Corp.	679,268	41,558
	Kimco Realty Corp.	500,039	11,236
	Regency Centers Corp.	128,288	9,706
	Brixmor Property Group Inc.	226,010	6,509
	Federal Realty Investment Trust	60,510	6,427
	Agree Realty Corp.	84,864	6,397
	NNN REIT Inc.	140,248	5,895
	Kite Realty Group Trust	159,876	3,925
	Macerich Co.	189,225	3,576
	Phillips Edison & Co. Inc.	92,947	3,478
	Tanger Inc.	85,070	2,891
	Urban Edge Properties	92,848	1,855
	Acadia Realty Trust	96,665	1,848
	Curbline Properties Corp.	69,959	1,804
	InvenTrust Properties Corp.	57,263	1,744
	Getty Realty Corp.	40,471	1,287
	NETSTREIT Corp.	61,649	1,161
	Whitestone REIT	33,870	547
	CBL & Associates Properties Inc.	11,331	435
	Alexander's Inc.	1,696	401
	Saul Centers Inc.	9,868	322
	SITE Centers Corp.	36,719	198
			158,164

		Shares	Market Value ($000)
Self-Storage REITs (5.6%)
	Public Storage	116,609	31,587
	Extra Space Storage Inc.	156,731	20,552
	CubeSmart	168,399	6,172
	National Storage Affiliates Trust	53,940	2,035
	Smartstop Self Storage REIT Inc.	40,843	1,237
			61,583
Single-Family Residential REITs (3.5%)
	Sun Communities Inc.	91,313	11,502
	Invitation Homes Inc.	430,043	10,687
	Equity LifeStyle Properties Inc.	135,959	8,486
	American Homes 4 Rent Class A	246,208	6,874
	UMH Properties Inc.	59,734	862
			38,411
Telecom Tower REITs (9.1%)
	American Tower Corp.	345,684	59,658
	Crown Castle Inc.	321,569	26,147
	SBA Communications Corp.	78,675	13,541
			99,346
Timber REITs (1.6%)
	Weyerhaeuser Co.	532,300	13,004
	Rayonier Inc.	211,859	4,369
			17,373
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,099,343)			1,015,641
Real Estate Management & Development (7.0%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	27,693	1,739
*	Tejon Ranch Co.	14,848	280
	RMR Group Inc. Class A	11,826	183
			2,202
Real Estate Development (0.1%)
*	Howard Hughes Holdings Inc.	24,101	1,525
*	Forestar Group Inc.	14,960	365
			1,890
Real Estate Operating Companies (0.2%)
	Landbridge Co. LLC Class A	20,538	1,418
	Kennedy-Wilson Holdings Inc.	81,406	881
*	Seritage Growth Properties Class A	26,970	76
			2,375
Real Estate Services (6.5%)
*	CBRE Group Inc. Class A	219,754	29,768
*	CoStar Group Inc.	312,968	12,625
*	Jones Lang LaSalle Inc.	34,853	10,606
*	Zillow Group Inc. Class C	123,939	5,129
*	Compass Inc. Class A	474,943	3,472
*	Opendoor Technologies Inc.	668,508	3,129
*	Cushman & Wakefield Ltd.	171,289	2,100
	Newmark Group Inc. Class A	111,756	1,675
*	Zillow Group Inc. Class A	34,640	1,434
	Marcus & Millichap Inc.	18,705	497
	eXp World Holdings Inc.	70,382	421
			70,856
Total Real Estate Management & Development (Cost $91,953)			77,323

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund (Cost $18)	3.687%	178	18
Total Investments (99.8%) (Cost $1,191,314)				1,092,982
Other Assets and Liabilities—Net (0.2%)				1,698
Net Assets (100%)				1,094,680
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is less than $1.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
VICI Properties Inc. Class A	8/31/2026	BANA	1,457	(4.338)	37	—
VICI Properties Inc. Class A	3/12/2027	CITNA	51	(4.090)	2	—
					39	—
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The portfolio had no open futures contracts at March 31, 2026.
C.  Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,092,964	—	—	1,092,964
Temporary Cash Investments	18	—	—	18
Total	1,092,982	—	—	1,092,982

Derivative Financial Instruments
Assets
Swap Contracts	—	39	—	39